Note 8	12 Months Ended
Dec. 31, 2023
Fair value of financial instruments [Abstract]
Disclosure of fair value of financial instruments [text block]	Fair value of financial instruments
Framework and processes control
The process for determining the fair value established in the Group seeks to ensure that financial assets and liabilities are properly recorded following the IFRS 13 principles, which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market or most advantageous market, at the measurement date.
BBVA has established, at a geographic level, a structure of Risk Operational Admission and Product Governance Committees responsible for validating and approving new products or types of financial assets and liabilities before being contracted. Local management responsible for valuation, which are independent from the business are members of these committees.
These areas seek to ensure, prior to the approval stage, the existence of not only technical and human resources, but also adequate informational sources to measure the fair value of these financial assets and liabilities, in accordance with the rules established by the valuation global area and using models that have been validated and approved by the responsible areas complying with the governance of BBVA Group's official models.
Fair value hierarchy
All financial instruments, both assets and liabilities are initially recognized at fair value, which at that point is equivalent to the transaction price, unless there is evidence to the contrary in the market. Subsequently, depending on the type of financial instrument, it may continue to be recognized at amortized cost or fair value through adjustments in the consolidated income statement or equity.
When possible, the fair value is determined as the market price of a financial instrument. However, for many of the financial assets and liabilities of the Group, especially in the case of derivatives, there is no market price available, so its fair value is estimated on the basis of the price established in recent transactions involving similar instruments or, in the absence thereof, by using mathematical measurement models that are sufficiently tried and trusted by the international financial community. The estimates of the fair value derived from the use of such models take into consideration the specific features of the asset or liability to be measured and, in particular, the various types of risk associated with such asset or liability. However, the limitations inherent in the measurement models and possible inaccuracies in the assumptions and parameters required by these models may mean that the estimated fair value of an asset or liability does not exactly match the price for which the asset or liability could be exchanged or settled on the date of its measurement.
Additionally, for financial assets and liabilities that show significant uncertainty in inputs or model parameters used for valuation, criteria is established to measure said uncertainty and activity limits are set based on these. Finally, these measurements are compared, as much as possible, against other sources such as the measurements obtained by the business teams and/or those obtained by other market participants.
The process for determining the fair value requires the classification of the financial assets and liabilities according to the measurement processes used as set forth below:
–Level 1: Valuation using directly the quotation of the instrument, observable and readily and regularly available from independent price sources and referenced to active markets that the entity can access at the measurement date. The instruments classified within this level are fixed-income securities, equity instruments and certain derivatives.
–Level 2: Valuation of financial instruments with commonly accepted techniques that use inputs obtained from observable data in markets.
–Level 3: Valuation of financial instruments with valuation techniques that use significant unobservable inputs in the market. As of December 31, 2023, the affected instruments at fair value accounted for approximately 0.57% of financial assets and 0.50% of the Group’s financial liabilities. Model selection and validation is undertaken by control areas outside the business areas.
Fair value of financial instruments recognized at fair value, according to valuation criteria
Below are the different elements used in the valuation technique of financial instruments.
Active Market
BBVA considers an active market as a market that allows the observation of bid and offer prices representative of the levels to which the market participants are willing to negotiate an asset, with sufficient frequency and volume.
Furthermore, BBVA considers as traded in an “Organized Market” quotations for assets or liabilities from Over The Counter (OTC) markets when they are obtained from independent sources, observable on a daily basis and fulfil certain conditions.
The fair value of the Group's financial instruments recognized at fair value in the consolidated balance sheets is presented below, broken down according to the valuation method used to determine their fair value, and their respective book value as of December 31, 2023, 2022 and 2021:

Fair value of financial instruments by levels. December 2023 (Millions of Euros)
	Notes	Book value	Fair value
			Level 1	Level 2	Level 3
ASSETS
Financial assets held for trading	10	141,042	21,972	116,905	2,165
Derivatives		34,293	144	33,880	269
Equity instruments		4,589	4,494	24	71
Debt securities		28,569	17,333	11,081	155
Loans and advances		73,590	—	71,921	1,669
Non-trading financial assets mandatorily at fair value through profit or loss	11	8,737	7,028	493	1,216
Equity instruments		7,963	6,742	72	1,148
Debt securities		484	286	132	66
Loans and advances to customers		290	—	288	2
Financial assets designated at fair value through profit or loss	12	955	908	47	—
Debt securities		955	908	47	—
Financial assets at fair value through other comprehensive income	13	62,205	52,987	8,335	883
Equity instruments		1,217	1,026	52	139
Debt securities		60,963	51,961	8,258	745
Loans and advances to credit institutions		26	—	26	—
Derivatives – Hedge accounting	15	1,482	—	1,482	—
LIABILITIES
Financial liabilities held for trading	10	121,715	14,133	106,382	1,201
Trading derivatives		33,045	191	32,111	743
Short positions		15,735	13,942	1,750	44
Deposits		72,935	—	72,520	415
Financial liabilities designated at fair value through profit or loss	12	13,299	—	11,073	2,227
Deposits from credit institutions		—	—	—	—
Customer deposits		717	—	717	—
Debt certificates issued		3,977	—	1,751	2,227
Other financial liabilities		8,605	—	8,605	—
Derivatives – Hedge accounting	15	2,625	—	2,586	39

Fair value of financial Instruments by levels. December 2022 ⁽¹⁾ (Millions of Euros)
	Notes	Book value	Fair value
			Level 1	Level 2	Level 3
ASSETS
Financial assets held for trading	10	110,671	22,710	85,636	2,325
Derivatives		39,908	795	38,140	974
Equity instruments		4,404	4,369	—	34
Debt securities		24,367	16,284	7,934	148
Loans and advances		41,993	1,262	39,562	1,169
Non-trading financial assets mandatorily at fair value through profit or loss	11	6,888	5,720	151	1,017
Equity instruments		6,511	5,457	40	1,014
Debt securities		129	19	111	—
Loans and advances to customers		247	245	—	3
Financial assets designated at fair value through profit or loss	12	913	913	—	—
Debt securities		913	913	—	—
Financial assets at fair value through other comprehensive income	13	65,374	53,248	11,537	589
Equity instruments		1,198	1,040	58	100
Debt securities		64,150	52,182	11,479	489
Loans and advances to credit institutions		26	26	—	—
Derivatives – Hedge accounting	15	1,891	4	1,887	—
LIABILITIES
Financial liabilities held for trading	10	95,611	20,611	73,871	1,129
Trading derivatives		37,909	746	36,161	1,002
Short positions		13,487	13,354	133	—
Deposits		44,215	6,511	37,577	127
Financial liabilities designated at fair value through profit or loss	12	10,580	—	8,990	1,590
Deposits from credit institutions		—	—	—	—
Customer deposits		700	—	700	—
Debt certificates issued		3,288	—	1,698	1,590
Other financial liabilities		6,592	—	6,592	—
Derivatives – Hedge accounting	15	3,303	100	3,179	25
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).

Fair value of financial Instruments by levels. December 2021 (Millions of Euros)
	Notes	Book value	Fair value
			Level 1	Level 2	Level 3
ASSETS
Financial assets held for trading	10	123,493	32,371	87,736	3,386
Derivatives		30,933	3,954	26,732	247
Equity instruments		15,963	15,925	—	37
Debt securities		25,790	11,877	13,725	189
Loans and advances		50,807	615	47,279	2,913
Non-trading financial assets mandatorily at fair value through profit or loss	11	6,086	4,378	522	1,186
Equity instruments		5,303	4,158	394	751
Debt securities		128	—	128	—
Loans and advances to customers		655	220	—	435
Financial assets designated at fair value through profit or loss	12	1,092	916	176	—
Debt securities		1,092	916	176	—
Financial assets at fair value through other comprehensive income	13	60,421	52,157	7,545	719
Equity instruments		1,320	1,178	36	106
Debt securities		59,074	50,952	7,509	613
Loans and advances to credit institutions		27	27	—	—
Derivatives – Hedge accounting	15	1,805	63	1,733	9
LIABILITIES
Financial liabilities held for trading	10	91,135	26,215	64,305	615
Trading derivatives		31,705	4,755	26,560	389
Short positions		15,135	15,124	11	—
Deposits		44,294	6,335	37,733	226
Financial liabilities designated at fair value through profit or loss	12	9,683	1	8,243	1,439
Deposits from credit institutions		—	—	—	—
Customer deposits		809	—	809	—
Debt certificates issued		3,396	1	1,956	1,439
Other financial liabilities		5,479	—	5,479	—
Derivatives – Hedge accounting	15	2,626	53	2,573	—

The following table sets forth the main valuation techniques, hypothesis and inputs used in the estimation of fair value of the financial instruments recorded at fair value classified under Levels 2 and 3, based on the type of financial asset and liability and the corresponding balances as of December 31, 2023, 2022 and 2021.

Fair value of Financial Instruments by levels. (Millions of Euros)

ASSETS	Valuation techniques in Levels 2 and 3	Observable inputs in Levels 2 and 3	Unobservable inputs in Levels 2 and 3
Financial assets held for trading
Equity instruments	Comparable pricing (Observable price in a similar market) Net asset value	- Brokers quotes - Market operations - NAVs published	- NAV provided by the administrator of the fund
Debt securities	Present-value method (Discounted future cash flows) Observed prices in non-active markets	- Issuer´s credit risk - Current market interest rates - Non active markets prices	- Prepayment rates - Issuer´s credit risk - Recovery rates
Loans and advances	Present-value method (Discounted future cash flows)	- Issuer´s credit risk - Current market interest rates - Funding interest rates observed in the market or in consensus services - Exchange rates	- Prepayment rates - Issuer´s credit risk - Recovery rates - Funding interest rates not observed in the market or in consensus services
Derivatives
Interest rate	Interest rate products (Interest rate Swaps, Call money Swaps and FRA): Discounted cash flows
Caps/Floors: Black 76 and SABR
Bond options: Black 76
Swaptions: Black, SABR and LGM
Other Interest rate Options: Black, SABR and Libor Market Model
Constant Maturity Swaps: SABR	- Exchange rates
- Market quoted future prices
- Market interest rates
- Underlying assets prices: shares, funds, commodities
- Market observable volatilities
- Issuer credit spread levels
- Quoted dividends
		- Market listed correlations	- Beta - Implicit correlations between tenors - interest rates volatility
Equity	Future and Equity Forward: Discounted future cash flows Equity Options: Local Volatility, Momentum adjustment and Heston		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos
Foreign exchange and gold	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local volatility, momentum adjustment		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations
Credit	Credit Derivatives: Default model and Gaussian copula		- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Commodities	Commodities: Momentum adjustment and discounted cash flows
Non-trading financial assets mandatorily at fair value through profit or loss
Equity instruments	Comparable pricing (Observable price in a similar market) Net asset value	- Brokers quotes - Market operations - NAVs published	- NAV provided by the administrator of the fund
Debt securities	Present-value method (Discounted future cash flows)	- Issuer credit risk - Current market interest rates	- Prepayment rates - Issuer credit risk - Recovery rates
Loans and advances	Discounted future cash flows		- Prepayment rates - Interest rates
Financial assets designated at fair value through profit or loss	Present-value method (Discounted future cash flows)	- Issuer credit risk - Current market interest rates
Debt securities
Financial assets at fair value through other comprehensive income
Equity instruments	Comparable pricing (Observable price in a similar market) Net asset value	- Brokers quotes - Market operations - NAVs published	- NAV provided by the administrator of the fund
Debt securities	Present-value method (Discounted future cash flows) Observed prices in non-active markets	- Issuer´s credit risk - Current market interest rates - Non active market prices	- Prepayment rates - Issuer credit risk - Recovery rates
Hedging derivatives
Interest rate	Interest rate products (Interest rate Swaps, Call money Swaps and FRA): Discounted cash flows
Caps/Floors: Black 76 and SABR
Bond options: Black 76
Swaptions: Black, SABR and LGM
Other Interest rate Options: Black, SABR and Libor Market Model
Constant Maturity Swaps: SABR	- Exchange rates
- Market quoted future prices
- Market interest rates
- Underlying assets prices: shares, funds, commodities
- Market observable volatilities
- Issuer credit spread levels
- Quoted dividends
		- Market listed correlations	- Beta - Implicit correlations between tenors - interest rates volatility
Equity	Future and Equity Forward: Discounted future cash flows Equity Options: Local volatility, Black 76, Momentum adjustment and Heston		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos
Foreign exchange and gold	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Local volatility, momentum adjustment		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations
Credit	Credit Derivatives: Default model and Gaussian copula		- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Commodities	Commodities: Momentum adjustment and Discounted cash flows

Fair Value of Financial Instruments by Levels

LIABILITIES	Valuation techniques in Levels 2 and 3	Observable inputs in Levels 2 and 3	Unobservable inputs in Levels 2 and 3
Financial liabilities held for trading
Deposits	Present-value method (Discounted future cash flows)	- Interest rate yield - Funding interest rates observed in the market or in consensus services - Exchange rates	- Funding interest rates not observed in the market or in consensus services
Derivatives
Interest rate	Interest rate products (Interest rate Swaps, call money Swaps and FRA): Discounted cash flows
Caps/Floors: Black 76 and SABR
Bond options: Black 76
Swaptions: Black 76, SABR and LGM
Other Interest rate Options: Black, SABR and Libor Market Model
Constant Maturity Swaps: SABR	- Exchange rates
- Market quoted future prices
- Market interest rates
- Underlying assets prices: shares, funds, commodities
- Market observable volatilities
- Issuer credit spread levels
- Quoted dividends
		- Market listed correlations	- Beta - Correlation between tenors - Interest rates volatility
Equity	Future and Equity forward: Discounted future cash flows Equity Options: Local volatility, momentum adjustment and Heston		- Volatility of volatility - Assets correlation
Foreign exchange and gold	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Black 76, Local volatility, momentum adjustment		- Volatility of volatility - Assets correlation
Credit	Credit Derivatives: Default model and Gaussian copula		- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Commodities	Commodities: Momentum adjustment and discounted cash flows
Short positions	Present-value method (Discounted future cash flows)		- Prepayment rates - Issuer´s credit risk - Current market interest rates
Financial liabilities designated at fair value through profit or loss	Present-value method (Discounted future cash flows)	- Prepayment rates - Issuer´s credit risk - Current market interest rates	- Prepayment rates - Issuer´s credit risk - Current market interest rates
Derivatives – Hedge accounting
Interest rate	Interest rate products (Interest rate Swaps, call money Swaps and FRA): Discounted cash flows
Caps/Floors: Black 76 and SABR
Bond options: Black 76
Swaptions: Black 76, SABR and LGM
Other Interest rate Options: Black, SABR and Libor Market Model
Constant Maturity Swaps: SABR	- Exchange rates
- Market quoted future prices
- Market interest rates
- Underlying assets prices: shares, funds, commodities
- Market observable volatilities
- Issuer credit spread levels
- Quoted dividends
		- Market listed correlations	- Beta - Implicit correlations between tenors - interest rates volatility
Equity	Future and Equity Forward: Discounted future cash flows Equity Options: Local volatility, momentum adjustment and Heston		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations - Implicit dividends and long term repos
Foreign exchange and gold	Future and Equity Forward: Discounted future cash flows Foreign exchange Options: Black 76, Local Volatility, momentum adjustment		- Volatility of volatility - Implicit assets correlations - Long term implicit correlations
Credit	Credit Derivatives: Default model and Gaussian copula		- Correlation default - Credit spread - Recovery rates - Interest rate yield - Default volatility
Commodities	Commodities: Momentum adjustment and discounted cash flows
Main valuation techniques
The main techniques used for the assessment of the majority of the financial instruments classified in level 3, and its main unobservable inputs, are described below:
–The net present value (net present value method): This technique uses the future cash flows of each financial instrument, which are established in the different contracts, and discounted to their present value. This technique often includes many observable inputs, but may also include unobservable inputs, as described below:
a.Credit Spread: This input represents the difference in yield of a debt security and the reference rate, reflecting the additional return that a market participant would require to take the credit risk of that debt security. Therefore, the credit spread of the debt security is part of the discount rate used to calculate the present value of the future cash flows.
b.Recovery rate: This input represents the percentage of principal and interest recovered from a debt instrument that has defaulted.
–Comparable prices (similar asset prices): This input represents the prices of comparable financial instruments and benchmarks used to calculate a reference yield based on relative movements from the entry price or current market levels. Further adjustments to account for differences that may exist between financial instrument being valued and the comparable financial instrument may be added. It can also be assumed that the price of the financial instrument is equivalent to the comparable instrument.
–Net asset value: This technique utilizes certain assumptions to use net asset value as representative of fair value, which is equal to the total value of the assets and liabilities of a fund published by the managing entity.
–Gaussian copula: This model is used to integrate default probabilities of credit instruments referenced to more than one underlying CDS (Credit Default Swaps). The joint density function used to value the instrument is constructed by using a Gaussian copula that relates the marginal densities by a normal distribution, usually extracted from the correlation matrix of events approaching default by CDS issuers.
–Black 76: variant of Black Scholes model, whose main application is the valuation of bond options, cap floors and Swaptions where the behavior of the Forward and not the Spot itself, is directly modeled.
–Black Scholes: The Black Scholes model postulates log-normal distribution for the prices of securities, so that the expected return under the risk neutral measure is the risk free interest rate. Under this assumption, the price of vanilla options can be obtained analytically, so that inverting the Black- Scholes formula, the implied volatility for process of the price can be calculated.
–Heston: This model, typically applied to equity OTC options, assumes stochastic behavior of volatility. According to which, the volatility follows a process that reverts to a long-term level and is correlated with the underlying equity instrument. As opposed to local volatility models, in which the volatility evolves deterministically, the Heston model is more flexible, allowing it to be similar to that observed in the short term today.
–Libor market model: This model assumes that the dynamics of the interest rate curve can be modeled based on the set of forward contracts that compose the underlying interest rate. The correlation matrix is parameterized on the assumption that the correlation between any two forward contracts decreases at a constant rate, beta, to the extent of the difference in their respective due dates. The input “Credit default volatility” is a volatility input of the credit factor dynamic applied in rate/credit hybrid operative. The multifactorial frame of this model makes it ideal for the valuation of instruments sensitive to the slope or curve, including interest rate option.
–Local Volatility: In the local volatility models, the volatility, instead of being static, evolves deterministically over time according to the level of moneyness (i.e. probability that the option has a positive value on its date of expiration) of the underlying, capturing the existence of volatility smiles. The volatility smile of an option is the empirical relationship observed between its implied volatility and its strike price. These models are appropriate for options whose value depends on the historical evolution of the underlying which use Monte Carlo simulation technique for their valuation.
Unobservable inputs
Quantitative information of unobservable inputs used to calculate level 3 valuations is presented below as of December 31, 2023, 2022 and 2021.

Unobservable inputs. December 2023
Financial instrument	Valuation technique(s)	Significant unobservable inputs	Min	Average	Max	Units
Debt Securities	Present value method	Credit spread	—	136	4,369	bp
		Recovery rate	0%	39%	40%	%
	Comparable Pricing		0%	99%	237%	%
Equity/Fund instruments (1)	Net Asset Value
Comparable Pricing
Loans and advances	Present value method	Repo funding curve	2.26%	3.74%	5.76%	Abs Repo rate
Credit Derivatives	Gaussian Copula	Correlation default	26%	60%	85%	%
	Black 76	Price volatility				Vegas
Equity Derivatives	Option models on equities, baskets of equity, funds	Dividends (2)
		Correlations	(88%)	52%	99%	%
		Volatility	8.47	29.41	70.94	Vegas
FX Derivatives	Option models on FX underlyings	Volatility	4.31	10.24	18.52	Vegas
IR Derivatives	Option models on IR underlyings	Beta	3.00%	5%	11%	%
		Correlation rate/credit	(100%)		100%	%
		Correlation rate/inflation	52%	60%	74%	%
(1) Due to the diversity of valuation models of equity valuations, we would not include all the unobservable inputs or the quantitative ranges of them.
(2) The range of unobservable dividends is too wide range to be relevant.

Unobservable inputs. December 2022
Financial instrument	Valuation technique(s)	Significant unobservable inputs	Min	Average	Max	Units
Debt Securities	Present value method	Credit spread	—	111	1,538	bp
		Recovery rate	0%	39%	40%	%
	Comparable Pricing		2%	94%	139%	%
Equity/Fund instruments (1)	Net Asset Value
Comparable Pricing
Loans and advances	Present value method	Repo funding curve	0.71%	3.48%	5.52%	Abs Repo rate
Credit Derivatives	Gaussian Copula	Correlation default	26%	44%	58%	%
	Black 76	Price volatility	—	—	—	Vegas
Equity Derivatives	Option models on equities, baskets of equity, funds	Dividends (2)
		Correlations	(93%)	59%	99%	%
		Volatility	7.81	32.62	98.71	Vegas
FX Derivatives	Option models on FX underlyings	Volatility	5.32	11.93	20.73	Vegas
IR Derivatives	Option models on IR underlyings	Beta	0.25%	2%	18%	%
		Correlation rate/credit	(100%)		100%	%
		Correlation rate/inflation	51%	66%	76%	%
(1) Due to the diversity of valuation models of equity valuations, we would not include all the unobservable inputs or the quantitative ranges of them.
(2) The range of unobservable dividends is too wide range to be relevant.

Unobservable inputs. December 2021
Financial instrument	Valuation technique(s)	Significant unobservable inputs	Min	Average	Max	Units
Debt securities	Present value method	Credit spread	3	125	2,374	bp
		Recovery rate	0%	37%	40%	%
	Comparable pricing		0.1%	97%	144%	%
Equity/Fund instruments (1)	Net asset value
Comparable pricing
Loans and advances	Present value method	Repo funding curve	(2.71%)	1.16%	4.99%	Abs Repo rate
Credit derivatives	Gaussian Copula	Correlation default	35%	43%	53%	%
	Black 76	Price volatility	—	—	—	Vegas
Equity derivatives	Option models on equities, baskets of equity, funds	Dividends (2)
		Correlations	(88%)	60%	99%	%
		Volatility	5.57	26.30	62.00	Vegas
FX derivatives	Option models on FX underlyings	Volatility	3.96	9.71	16.34	Vegas
IR derivatives	Option models on IR underlyings	Beta	0.25%	2%	18%	%
		Correlation rate/credit	(100%)		100%	%
		Credit default volatility	—	—	—	Vegas
(1) Due to the diversity of valuation models of equity valuations, we would not include all the unobservable inputs or the quantitative ranges of them.
(2) The range of unobservable dividends is too wide range to be relevant.
Adjustments to the valuation
Under IFRS 13, the entity must estimate the value taking into account the assumptions and conditions that market participants would have when setting the price of the asset or liability on the valuation date.
In order to comply with the fair value requirements, the entity applies adjustments to the fair valuation considering inherent and counterparties´ default criteria, funding valuation risk and valuation risks due to valuation uncertainty and related to the prudent valuation criteria. The above is aligned with the regulatory requirements (EBA CRR 105.10) and considers the model risk, liquidity risk (Bid / Offer) and price uncertainty risk.
Adjustments to the valuation for risk of default
The fair value of liabilities should reflect the entity's default risk, which includes, among other components, its own credit risk. Taking this into account, the Group makes valuation adjustments for credit risk in the estimates of the fair value of its assets and liabilities.
These adjustments are calculated by estimating Exposure At Default, Probability of Default and Loss Given Default, which are based on the recovery levels for all derivative products on any instrument, deposits and repos at the legal entity level (all counterparties under a same master agreement), in which BBVA has exposure.
Credit Valuation Adjustment (hereinafter “CVA”) and Debit Valuation Adjustments (hereinafter “DVA”) are included in the valuation of derivatives, both assets and liabilities, to reflect the impact on the fair value of the counterparty credit risk and its own, respectively. The Group incorporates in its valuation, for all exposures classified in any of the categories valued at fair value, both the counterparty credit risk and its own. In the trading portfolio, and in the specific case of derivatives, credit risk is recognized through such adjustments.
As a general rule, the calculation of CVA is the sum of the expected positive exposure in time t, the probability of default between t-1 and t, and the Loss Given Default of the counterparty. Consequently, the DVA is calculated as the sum of the expected negative exposure in time t, the probability of default of BBVA between t-1 and t, and the Loss Given Default of BBVA. Both calculations are performed throughout the entire period of potential exposure.
The calculation of the expected positive and negative exposure is done through a Montecarlo simulation of the market variables involved in all trades’ valuation under the same legal netting set.
The information needed to calculate the probability of default and the loss given default of a counterparty comes from the credit markets. The counterparty’s Credit Default Swaps are used if liquid quotes are available. If a market price is not available, BBVA has implemented a mapping process based on the sector, rating and geography of the counterparty to assign probabilities of default and loss given default calibrated directly to market.
An additional adjustment for Own Credit Adjustment (OCA) is applied to the instruments accounted for by applying the Fair Value Option permitted by IFRS 9. The related amounts recognized in the consolidated balance sheet as of December 31, 2023 and 2022, related to OCA were €406 million and €333 million, respectively.
The amounts recognized in the consolidated balance sheets as of December 31, 2023, 2022 and 2021 related to the valuation adjustments incorporated to the credit assessment derivative assets amounted to €-133 million €-158 million and €-121 million, respectively as Credit Valuation Adjustments (CVA), and amounted to €91 million, €135 million and €104 million, respectively as Debit Valuation Adjustment (DVA). The impact recorded under “Gains (losses) on financial assets and liabilities held for trading, net” in the consolidated income statement was €26 million for the year ended December 31, 2023 and €0 million in 2022 and 2021.
Valuation adjustments for financing risk
The fair value of the positions recorded at fair value must reflect the entity's financing risk. Taking into account the above, the Group makes adjustments for financing risk valuation (Funding Valuation Adjustment FVA) in the estimates of the fair value of its assets and liabilities.
The adjustment to the valuation for financing risk incorporates the cost of financing implicit in the valuation of positions at fair value. This adjustment reflects the cost of funding for non-collateralized or partially collateralized operations.
Additionally, as of December 31, 2023, 2022 and 2021, €-16 million, €-16 million and €-11 million related to the FVA were recognized in the consolidated balance sheet, being the impact on results nil, €-7 million and €-1 million, respectively.
Valuation adjustments for valuation uncertainty
The fair value of the positions recorded at fair value must reflect the valuation risk derived from the uncertainty in the valuation for concepts of pure uncertainty of prices, liquidity risk and model risks. This adjustment is aligned with the regulatory requirements for prudent valuation via valuation adjustments with an impact on CET1, and meets the requirements of EBA CRR 105.10 for this purpose.
The adjustment to the valuation for liquidity incorporates an adjustment for Bid / Offer spreads in the valuation of positions that do not meet the necessary conditions to be considered a Market Maker operation.
The adjustment to the valuation for model risk captures the uncertainty in the price associated with the products valued with the use of a valuation model ("Mark to Model") given the existence of more than one possible model applicable to the valuation of the product or the calibration of its parameters from the observations of inputs in the market.
The adjustment to the valuation for price uncertainty includes the uncertainty associated with the dispersion in the values observed in the market for the prices taken in the valuation of assets or as inputs in the valuation models.
The impact recorded under “Gains (losses) on financial assets and liabilities held for trading, net” in the consolidated income statement for the year ended December 31, 2023 corresponding to the mentioned adjustments was a net impact of €-54 million. An adjustment was also made as of December 31, 2023 on financial assets at fair value through other comprehensive income for a total of €-15 million (€-11 million in 2022).
Financial assets and liabilities classified as level 3
The changes in the balance of Level 3 financial assets and liabilities included in the consolidated balance sheets are as follows:

Financial assets level 3: Changes in the year (Millions of Euros)
	2023		2022 ⁽¹⁾		2021
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Balance at the beginning	3,931	2,743	5,301	2,054	2,984	1,902
Changes in fair value recognized in profit and loss (2)	(7)	113	289	(131)	338	143
Changes in fair value not recognized in profit and loss	21	(1)	(62)	14	(47)	(10)
Acquisitions, disposals and liquidations (3)	27	374	(783)	782	2,531	156
Net transfers to level 3	289	204	(750)	74	(436)	(80)
Exchange differences and others	3	34	(64)	(50)	(69)	(56)
Balance at the end	4,264	3,467	3,931	2,743	5,301	2,054
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
(2) Profit or loss that is attributable to gains or losses relating to those financial assets and liabilities held as of December 31, 2023, 2022 and 2021. Valuation adjustments are recorded under the heading “Gains (losses) on financial assets and liabilities (net)”.
(3) Of which, in 2021, the assets roll forward is comprised of €2,742 million of acquisitions and €211 million of disposals. The liabilities roll forward is comprised of €213 million of acquisitions and €57 million of sales.
In 2023, as a result of the implementation of the multifactor criteria in the classification, which considers all the risk factors of the exposures, their observability and uncertainty, there is a reduction in exposure to derivatives in Level 3, offset by an increase in exposure classified at level 3 in repurchases agreements positions due to unobservability in the inputs applied in their valuation. Therefore, the increase in Level 3 exposure would be focused on cash positions of variable income and fixed income due to unobservability in their prices.
In 2022, the net volume of exposures classified as level 3 has been reduced. This reduction was mainly concentrated in repurchase agreements positions, derived from the rotation of the portfolio towards positions with better observability in the equity market of the inputs applied at their fair value. Additionally, the reduction in the volume of level 3 exposures of repurchase agreement positions was mitigated by the increase in the volume of level 3 exposures in derivatives, for which there was worse observability in the market of the inputs applied in their fair value.
In 2021 there was an increase in the trading portfolio mainly due to the evolution of loans and advances and their corresponding funding with deposits. In line with this increase in the activity, and despite the improvement in the inputs used to value these assets in the market, there was an increase in the volume of exposures classified as level 3 which mainly corresponded to the temporary acquisitions of assets.
For the years ended December 31, 2023, 2022 and 2021, the profit/loss on sales of financial instruments classified as level 3 recognized in the consolidated income statement was not material.
Transfers among levels
The Global Valuation Area, in collaboration with the Group, has established the rules for an appropriate financial instruments held for trading classification according to the fair value hierarchy defined by IFRS.
On a monthly basis, derivative positions, deposits, loans and advances from the portfolio are classified, according to this criterion, by the subsidiaries. Then, there is a quarterly review of the portfolio in order to analyze the need for a change in classification of any of these assets.
On a quarterly basis, the positions of equity instruments and debt securities are classified, following these criteria, by the local areas in coordination with Global Markets Valuation.
The financial instruments transferred among the different levels of measurement for the years ended December 31, 2023, 2022 and 2021 are at the following amounts in the consolidated balance sheets as of December 31, 2023, 2022 and 2021:

Transfers among levels. December 2023 (Millions of Euros)
	From:	Level 1		Level 2		Level 3
	To:	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
ASSETS
Financial assets held for trading		887	34	89	666	—	497
Non-trading financial assets mandatorily at fair value through profit or loss		1	135	—	70	—	—
Financial assets designated at fair value through profit or loss		—	—	—	—	—	—
Financial assets at fair value through other comprehensive income		1,191	21	1,296	205	103	243
Derivatives – Hedge accounting		—	—	—	—	—	—
Total		2,079	190	1,385	941	103	740
LIABILITIES
Financial liabilities held for trading		596	3	36	177	1	372
Financial liabilities designated at fair value through profit or loss		—	—	—	660	—	262
Derivatives – Hedge accounting		—	—	—	—	—	—
Total		596	3	36	837	1	635

Transfer among levels (Millions of Euros)
		2022						2021
	From:	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
	To:	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
ASSETS
Financial assets held for trading		683	1	1,909	340	24	911	924	2	35	184	10	637
Non-trading financial assets mandatorily at fair value through profit or loss		—	—	243	—	53	2	8	—	—	—	14	23
Financial assets designated at fair value through profit or loss		—	—	123	—	—	—	—	—	—	—	—	—
Financial assets at fair value through other comprehensive income		1,723	—	715	—	18	83	596	17	506	50	—	6
Derivatives – Hedge accounting		—	—	—	—	—	—	—	—	—	—	—	—
Total		2,407	1	2,990	340	95	996	1,528	19	542	234	24	665
LIABILITIES
Financial liabilities held for trading		524	—	239	141	—	258	562	—	24	57	15	95
Financial liabilities designated at fair value through profit or loss		—	—	—	221	—	55	—	—	—	38	—	65
Derivatives – Hedge accounting		—	—	—	25	—	—	—	—	—	—	—	—
Total		524	—	239	387	—	313	562	—	24	95	15	160
The amount of the financial instruments at fair value portfolio that were transferred among the different valuation levels during 2023 correspond mainly, with respect to Level 1 to Level 2, to the review of the classification among levels due to the implementation of the short term maturities model valuation of the listed options for those positions for which it is guaranteed that the inputs applied from real OTC market transactions are complied with the corroboration criteria. Additionally, there is a transfer of exposure Level 1 to Level 2 in cash positions in debt securities and equities, partially netted by a transfer of exposure Level 2 to Level 1, all directly related to the observability of the inputs. The volume of positions transferred from Level 2 to Level 3 is partly offset by the transfer of certain positions from Level 3 to Level 2, mainly in cash positions in debt securities, equities and loans and advances.
The amount of financial instruments that were transferred among levels of valuation during the year ended December 31, 2022 corresponds to the above changes in the classification among levels since such financial instruments modified some of their features. Specifically, transfers among Levels 1 and 2 occurred mainly in derivatives and debt securities. Transfers from Level 2 to Level 3 were mainly related to derivatives and deposits at fair value through profit or loss, and in relation to transfers from Level 3 to Level 2, this generally affected derivatives and loans and advances held for trading.
Sensitivity analysis
Sensitivity analysis is performed on financial instruments with significant unobservable inputs (financial instruments included in level 3), in order to obtain a reasonable range of possible alternative valuations. This analysis is carried out based on the criteria defined by the Global Valuation area in line with the official regulatory requirements for Prudent Valuation metrics, taking into account the nature of the methods used for the assessment and the reliability and availability of inputs and proxies used. In order to establish, with a sufficient degree of certainty, the valuation risk that is incurred in such assets without applying diversification criteria between them.
As of December 31, 2023, the effect on profit for the year and total equity of changing the main unobservable inputs used for the measurement of level 3 financial instruments for other reasonably possible unobservable inputs, taking the highest (most favorable input) or lowest (least favorable input) value of the range deemed probable, would be as follows:

Financial instruments level 3: sensitivity analysis (Millions of Euros)
	Potential impact on consolidated income statement				Potential impact on other comprehensive income
	Most favorable hypothesis		Least favorable hypothesis		Most favorable hypothesis		Least favorable hypothesis
	2023	2022	2023	2022	2023	2022	2023	2022
ASSETS
Financial assets held for trading	21	33	(117)	(33)	—	—	—	—
Loans and advances	2	1	(2)	(1)	—	—	—	—
Debt securities	9	—	(22)	—	—	—	—	—
Equity instruments	—	25	(83)	(25)	—	—	—	—
Derivatives	9	6	(9)	(6)	—	—	—	—
Non-trading financial assets mandatorily at fair value through profit or loss	5	135	(114)	(136)	—	—	—	—
Loans and advances	—	—	—	—	—	—	—	—
Debt securities	3	17	(21)	(19)	—	—	—	—
Equity instruments	2	118	(92)	(118)	—	—	—	—
Financial assets designated at fair value through profit or loss	—	—	—	—	—	—	—	—
Financial assets at fair value through other comprehensive income	—	—	—	—	34	25	(89)	(25)
Total	26	168	(230)	(169)	34	25	(89)	(25)
LIABILITIES
Financial liabilities held for trading	13	7	(18)	(7)	—	—	—	—
Total	13	7	(18)	(7)	—	—	—	—
Fair value of financial instruments recognized at amortized cost according to valuation method
The valuation technique used to calculate the fair value of financial assets and liabilities carried at cost are presented below:
Financial assets
–Cash, balances at central banks and other demand deposits / loans to central banks / short-term loans to credit institutions/ repurchase agreements: in general, their fair value approximates to their book value, due to the nature of the counterparty and because they are mainly short-term balances in which the book value is the most reasonable estimation of the value of the asset.
–Loans to credit institutions which are not short-term and loans to customers: In general, the fair value of these financial assets is determined by the discount of expected future cash flows, using market interest rates at the time of valuation adjusted by the credit spread and taking all kind of behavioral hypothesis if it is considered to be relevant (prepayment fees, optionality, etc.). Therefore, their valuations will be impacted by the interest rates and spreads of the portfolios and their durations.
–Debt securities: Fair value estimated based on the available market price or by using internal valuation methodologies.
Financial liabilities
–Deposits from central banks: for recurrent liquidity auctions and other monetary policy instruments of central banks / short-term deposits, from credit institutions / repurchase agreements / short term customer deposits: their book value is considered to be the best estimation of their fair value.
–Deposits of credit institutions which are not short-term and term customer deposits: these deposits are valued by discounting future cash flows using the interest rate curve in effect at the time of the adjustment adjusted by the credit spread and incorporating any behavioral assumptions if this proves relevant (early repayments, optionalities, etc.).
–Debt certificate (Issuances): The fair value estimation of these liabilities depends on the availability of market prices or by using the present value method: discount of future cash flows, using market interest rates at valuation time and taking into account the credit spread.
The table below shows the fair value of the Group's financial instruments recognized at amortized cost in the consolidated balance sheets, broken down according to the valuation method used to determine their fair value, and their respective book value, as well as the main valuation techniques and inputs used for financial instruments classified in level 2 and level 3 as of December 31, 2023, 2022 and 2021:

Fair value of financial instruments recognized at amortized cost by levels. December 2023 (Millions of Euros)
	Notes	Book value	Fair value
			Total	Level 1	Level 2	Level 3	Valuation techniques in Levels 2 and 3	Main inputs used in Levels 2 and 3
ASSETS
Cash, cash balances at central banks and other demand deposits	9	75,416	75,416	75,114	—	303
Financial assets at amortized cost	14	451,732	446,371	47,515	14,216	384,640	Present-value method (Discounted future cash flows)
Debt securities		49,462	48,952	41,950	6,244	759		- Credit spread - Prepayment rates - Interest rate yield
Loans and advances to central banks		7,151	7,152	5,534	1,347	272
Loans and advances to credit institutions		17,477	17,500	32	5,662	11,805
Loans and advances to customers		377,643	372,767	—	963	371,804		- Credit spread - Interest rate yield
LIABILITIES
Financial liabilities at amortized cost	22	557,589	555,913	56,831	300,531	198,550	Present-value method (Discounted future cash flows)	- Issuer´s credit risk - Prepayment rates - Interest rate yield
Deposits from central banks		20,309	20,179	13,911	6,003	265
Deposits from credit institutions		40,039	40,009	—	33,793	6,216
Customer deposits		413,487	411,342	1,448	228,726	181,168
Debt certificates issued		68,707	69,339	41,472	24,341	3,526
Other financial liabilities		15,046	15,043	—	7,668	7,376

Fair value of financial instruments recognized at amortized cost by levels. December 2022 ⁽¹⁾ (Millions of Euros)
	Notes	Book value	Fair value
			Total	Level 1	Level 2	Level 3	Valuation techniques in Levels 2 and 3	Main inputs used in Levels 2 and 3
ASSETS
Cash, cash balances at central banks and other demand deposits	9	79,756	79,756	79,463	—	293
Financial assets at amortized cost	14	414,421	412,965	30,587	12,173	370,206	Present-value method (Discounted future cash flows)
Debt securities		36,639	36,311	26,239	9,313	759		- Credit spread - Prepayment rates - Interest rate yield
Loans and advances to central banks		4,401	4,401	4,259	—	142
Loans and advances to credit institutions		16,031	16,089	89	1,289	14,711
Loans and advances to customers		357,351	356,164	—	1,571	354,594		- Credit spread - Interest rate yield
LIABILITIES
Financial liabilities at amortized cost	22	529,172	525,595	77,112	266,194	182,289	Present-value method (Discounted future cash flows)	- Issuer´s credit risk - Prepayment rates - Interest rate yield
Deposits from central banks		38,323	38,312	38,012	—	300
Deposits from credit institutions		26,935	26,777	—	20,546	6,231
Customer deposits		394,404	392,805	1,158	230,821	160,826
Debt certificates issued		55,429	53,550	37,942	7,240	8,368
Other financial liabilities		14,081	14,151	—	7,587	6,564
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).

Fair value of financial instruments recognized at amortized cost by levels. December 2021 (Millions of Euros)
	Notes	Book value	Fair value
			Total	Level 1	Level 2	Level 3	Valuation techniques in Levels 2 and 3	Main inputs used in Levels 2 and 3
ASSETS
Cash, cash balances at central banks and other demand deposits	9	67,799	67,799	67,581	—	218
Financial assets at amortized cost	14	372,676	377,451	33,213	13,033	331,205	Present-value method (Discounted future cash flows)
Debt securities		34,781	36,448	26,876	8,755	817		- Credit spread - Prepayment rates - Interest rate yield
Loans and advances to central banks		5,681	5,682	5,682	—	—
Loans and advances to credit institutions		13,276	13,264	72	863	12,329
Loans and advances to customers		318,939	322,058	583	3,416	318,059		- Credit spread - Interest rate yield
LIABILITIES
Financial liabilities at amortized cost	22	487,893	488,733	91,870	243,847	153,016	Present-value method (Discounted future cash flows)	- Issuer´s credit risk - Prepayment rates - Interest rate yield
Deposits from central banks		47,351	47,352	47,052	—	300
Deposits from credit institutions		19,834	19,769	—	14,853	4,916
Customer deposits		349,761	349,277	2,129	209,345	137,803
Debt certificates issued		55,763	57,094	42,689	10,014	4,391
Other financial liabilities		15,183	15,242	—	9,636	5,606